Financial and capital risk management - Financial instruments, except for accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 22,632	$ 17,106
Cash and cash equivalents
Disclosure of external credit grades [line items]
Financial assets	13,487	7,350
Short-term investments
Disclosure of external credit grades [line items]
Financial assets	771	826
Restricted cash
Disclosure of external credit grades [line items]
Financial assets	38	151
Judicial deposits
Disclosure of external credit grades [line items]
Financial assets	1,268	3,133
Derivative financial instruments (note 19)
Disclosure of external credit grades [line items]
Financial assets	200	472
Investments in equity securities
Disclosure of external credit grades [line items]
Financial assets	757	726
Related parties
Disclosure of external credit grades [line items]
Financial assets	1,118	1,919
Financial instruments, except for accounts receivable
Disclosure of external credit grades [line items]
Financial assets	$ 17,639	$ 14,577